Subsequent Events (Details) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended				6 Months Ended
	Aug. 02, 2024 USD ($) item	Jul. 31, 2024 USD ($) item $ / shares	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 $ / shares
Subsequent Events
Dividend declared (in US$ per share) | $ / shares			$ 0.80	$ 0.80	$ 0.75	$ 0.75	$ 0.80	$ 0.75
Syndicated $450.0 mil. Facility
Subsequent Events
Credit facility			$ 450.0	$ 450.0			$ 450.0
Subsequent events | Syndicated $450.0 mil. Facility
Subsequent Events
Amount drawn from facility	$ 55.0
Credit facility	$ 450.0
Subsequent events | O 2024 H2 Dividends
Subsequent Events
Dividend declared (in US$ per share) | $ / shares		$ 0.80
Dividends payable, date to be paid		Aug. 29, 2024
Dividends payable, date of record		Aug. 20, 2024
Subsequent events | TEU newbuilding vessels
Subsequent Events
Number of TEU newbuilding vessels | item		3
TEU | item		9,200
Purchase price paid		$ 315.0
Subsequent events | TEU newbuilding vessels | Syndicated $450.0 mil. Facility
Subsequent Events
Number of TEU newbuilding vessels | item	1